Employee costs and share plans for employees - AstraZeneca UK All Employee Share Plan and Bonus Plan (Details) - 12 months ended Dec. 31, 2024	GBP (£) shares	USD ($) shares
AstraZeneca Share Incentive Plan (SIP) | UNITED KINGDOM
Share plans
Number of shares awarded for every four shares purchased | shares	1	1
AstraZeneca Share Incentive Plan (SIP) | Maximum | UNITED KINGDOM
Share plans
Monthly investment per individual participant to purchase partnership shares at current market value | £	£ 150
AstraZeneca Sharesave Plan | Minimum
Share plans
Length of savings contracts that employees can choose between	3 years	3 years
Monthly contribution by scheme participants		$ 5
AstraZeneca Sharesave Plan | Maximum
Share plans
Length of savings contracts that employees can choose between	5 years	5 years
Monthly contribution by scheme participants		$ 500
Swedish all-employee performance bonus plan
Share plans
Percentage of bonuses invested in entity's own equities	50.00%	50.00%
Percentage of bonuses paid in cash	50.00%	50.00%